Document And Entity Information	Sep. 16, 2024
Document Information [Line Items]
Entity, Registrant Name	ModivCare Inc.
Document, Type	8-K
Document, Period End Date	Sep. 16, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-34221
Entity, Tax Identification Number	86-0845127
Entity, Address, Address Line One	6900 E. Layton Avenue, 12th Floor
Entity, Address, City or Town	Denver
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	728-7012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MODV
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001220754